EXPLORATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EXPLORATION [Text Block]
14.	EXPLORATION

	Year ended
	December 31	December 31
	2017	2016

Depreciation and depletion	$126	$61
Share-based compensation	252	393
Salaries, wages and benefits	2,568	2,156
Direct exploration expenditures	9,952	7,768
	$12,898	$10,378